Liabilities (Details 1) - Deferred Royalty Liability [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Balance, Beginning	$ 131,000	$ 142,000
Accretion	22,000	24,000
Advance Royalty Payment	(35,000)	(35,000)
Sale of investment	(118,000)
Balance, Ending	0	$ 131,000
Current Portion	0
Long Term Portion	$ 0